Pension, Savings, And Other Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age	65 years
Minimum required outstanding par value to each issue of bonds	$ 250,000,000
Threshold amortization, percentage of projected benefit obligation	10.00%
Threshold amortization, percentage of market-related value of plan assets	10.00%
Common stock held by the plan	234,220,000	236,370,000	243,598,000	257,468,000
Time period assumption for expected return of pension plan assets	30 years
Standard deivation from average yield	2
Increase in projected benefit obligations	8.00%
Qualified Pension Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	5.85%	6.60%	6.05%
Postretirement Benefit Post 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.35%	6.95%	6.05%
Postretirement Benefit Prior To 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	2.30%	2.85%	3.93%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Time period used to determine discount rate for defined benefit plan	30 years
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Time period used to determine discount rate for defined benefit plan	6 months
Plan Assumptions Two Thousand Fifteen [Member] | Qualified Pension Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	5.85%
Plan Assumptions Two Thousand Fifteen [Member] | Postretirement Benefit Post 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.35%
Plan Assumptions Two Thousand Fifteen [Member] | Postretirement Benefit Prior To 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	2.30%
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation	32.50%	32.50%
Fixed Income And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation	67.50%	67.50%
Non Qualified Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to non-qualified plans	5,000,000
Expected pension contribution	5,000,000
Funded status of the plans - underfunded	(50,000,000)	(46,900,000)
Non Qualified Plans [Member] | First Horizon National Corporation
Defined Benefit Plan Disclosure [Line Items]
Common stock held by the plan	792,607	792,607
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer investment in qualified defined contribution plan	100.00%	100.00%	50.00%
Maximum percent of employee pre-tax contributions that may be matched by the Company	6.00%	6.00%	6.00%
Total number of allocated shares held by the ESOP	9,160,613
Qualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plans - underfunded	(114,300,000)	(6,300,000)
Flexible Benefits Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee investment in qualified defined contribution plan	$ 20,400,000	20,400,000	16,800,000